Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2020
Capital and financial risk management
Schedule of capital management

	2020	2019
	€m	€m
Total borrowings (note 21)	74,718	52,955
Cash and cash equivalents (note 19)	(13,284)	(13,637)
Derivative financial instruments included in trade and other receivables (note 14)	(9,176)	(3,634)
Derivative financial instruments included in trade and other payables (note 15)	4,767	2,444
Short-term investments (note 13)	(5,247)	(11,095)
Financial liabilities under put option arrangements	1,850	1,844
Equity	62,625	63,445
Capital	116,253	92,322

Schedule of financial instruments exposure to credit risk

	2020	2019
	€m	€m
Cash at bank and in hand	1,947	2,434
Repurchase agreements and bank deposits	2,202	2,196
Money market funds	9,135	9,007
Managed investment funds	2,451	6,405
Government/government backed securities	1,681	3,011
Long term debt securities	715	822
Cash collateral pledged	1,115	1,184
Restricted debt securities	1,842	1,712
Other investments	—	700
Derivative Financial Instruments	9,176	3,634
Trade receivables	4,591	5,077
Contract assets and other receivables	4,518	5,155
	39,373	41,337

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2020	2019
	€m	€m
Cash collateral	5,292	2,011

Schedule of movements in the allowance for expected credit losses

					Trade receivables held
			Trade receivables held		at fair value through
	Contract assets		at amortised cost		other comprehensive income
	2020	2019	2020	2019	2020	20191
	€m	€m	€m	€m	€m	€m
31 March 2018 as previously reported	—	—	—	1,249	—	—
Impact of adoption of IFRS 15	—	78	—	—	—	—
Impact of adoption of IFRS 9	—	56	—	185	—	23
1 April	129	134	1,347	1,434	40	23
Exchange movements	(2)	1	(26)	(19)	—	—
Amounts charged to credit losses on financial assets	73	54	576	504	11	17
Other[2]	(63)	(60)	(531)	(572)	—	—
31 March	137	129	1,366	1,347	51	40

Notes:

1	Trade receivables were all held at amortised cost at 31 March 2018 in accordance with IAS 39.
2	Primarily utilisation of the provision.

Schedule of ageing of receivables that are past due

31 March 2020		Trade receivables at amortised cost past due
		30 days	31-60	61-180	180
	Current	or less	days	days	days+	Total
	€m	€m	€m	€m	€m	€m
Gross carrying amount	2,448	817	223	473	1,179	5,140
Expected credit loss allowance	(63)	(74)	(55)	(213)	(961)	(1,366)
Net carrying amount	2,385	743	168	260	218	3,774

31 March 2019		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Current	or less	days	days	days+	Total
	€m	€m	€m	€m	€m	€m
Gross carrying amount	3,340	448	253	550	1,041	5,632
Expected credit loss allowance	(91)	(94)	(64)	(216)	(882)	(1,347)
Net carrying amount	3,249	354	189	334	159	4,285

Note:

1

Contract assets relate to amounts not yet due to customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

	Bank loans and					Trade payables and
	Commercial paper	Bonds	Lease liabilities	Other borrowings[2]	Total borrowings	other financial liabilities[3]	Total
Maturity profile[1]	€m	€m	€m	€m	€m	€m	€m
Within one year	1,348	3,617	3,172	5,750	13,887	15,250	29,137
In one to two years	746	4,682	1,998	316	7,742	67	7,809
In two to three years	279	3,852	1,523	3,270	8,924	—	8,924
In three to four years	369	8,242	1,328	390	10,329	—	10,329
In four to five years	181	2,845	1,127	166	4,319	—	4,319
In more than five years	—	47,947	4,443	1,185	53,575	—	53,575
	2,923	71,185	13,591	11,077	98,776	15,317	114,093
Effect of discount/financing rates	(195)	(21,773)	(1,528)	(562)	(24,058)	(6)	(24,064)
31 March 2020	2,728	49,412	12,063	10,515	74,718	15,311	90,029
Within one year	2,371	1,486	—	2,155	6,012	15,941	21,953
In one to two years	714	4,826	—	158	5,698	125	5,823
In two to three years	568	4,917	—	96	5,581	—	5,581
In three to four years	—	4,558	—	1,775	6,333	—	6,333
In four to five years	350	7,878	—	320	8,548	—	8,548
In more than five years	—	37,586	—	336	37,922	—	37,922
	4,003	61,251	—	4,840	70,094	16,066	86,160
Effect of discount/financing rates	(130)	(16,759)	—	(250)	(17,139)	(12)	(17,151)
31 March 2019	3,873	44,492	—	4,590	52,955	16,054	69,009

Notes:

1

Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. It should be noted that a material adverse change clause does not apply with the exception of €81 million of debt in relation to the mandatorily convertible bonds (which would also accelerate conversion of the £3.4 billion principal recognised in equity – see note 21 “Borrowings”).

2

Includes spectrum licence payables with maturity profile €344 million (2019: €31 million) within one year, €227 million (2019: €122 million) in one to two years, €1,905 million (2019: €67 million) in two to three years, €166 million (2019: €1,751 million) in three to four years, €166 million (2019: €12 million) in four to five years and €1,185 million (2019: €183 million) in more than five years. Also includes €5,292 million (2019: €2,011 million) in relation to cash received under collateral support agreements shown within 1 year.

3	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2020			2019
	Payable	Receivable	Total	Payable	Receivable	Total
	€m	€m	€m	€m	€m	€m
Within one year	(20,519)	21,239	720	(23,469)	23,672	203
In one to two years	(4,217)	4,582	365	(8,356)	8,752	396
In two to three years	(3,680)	4,143	463	(3,772)	4,386	614
In three to four years	(3,733)	4,429	696	(3,959)	4,624	665
In four to five years	(2,562)	3,102	540	(3,710)	4,285	575
In more than five years	(38,126)	43,933	5,807	(34,987)	39,334	4,347
	(72,837)	81,428	8,591	(78,253)	85,053	6,800
Effect of discount/financing rates			(4,182)			(5,610)
Financial derivative net receivable			4,409			1,190

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2020	2019
	€m	€m
ZAR 11% change (2019: 9%) – Increase in operating profit[1]	126	147
USD 9% change (2019: 10%) – Decrease in profit before taxation	(64)	(81)
GBP 2% change (2019: 4%) – Increase in profit before taxation	63	183

Note:

1	Operating profit before impairment losses and other income and expense.

Schedule of carrying value and nominal amounts of derivatives

At 31 March 2020	Other comprehensive income							Weighted average
				Opening	(Gain)/	Gain/(Loss)	Closing
		Carrying	Carrying	balance	Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	Assets	Liabilities	2019	OCI	costs	20201	year	FX rate	rate
	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges – foreign currency risk[2]
Cross-currency and foreign exchange swaps
US dollar bonds	20,383	5,371	–	(179)	(4,233)	490	(3,922)	2035	1.18	2.67
Australian dollar bonds	736	–	65	(17)	77	(86)	(26)	2024	1.56	0.92
Swiss franc bonds	624	–	17	22	(27)	33	28	2026	1.08	1.26
Pound sterling bonds	3,180	29	186	38	79	(23)	94	2043	0.85	2.04
Hong Kong dollar bonds	233	22	–	13	(25)	8	(4)	2028	9.08	1.48
Japanese yen bonds	78	1	–	2	–	4	6	2037	128.53	2.47
Norwegian krona bonds	241	–	46	1	34	(38)	(3)	2026	9.15	1.12
Cash flow hedges – foreign currency and interest rate risk[2]
Cross currency swaps – US dollar bonds	905	46	—	12	(14)	20	18	2023	1.17	1.05
Cash flow hedges – interest rate risk[2]
Interest rate swaps – Euro loans	668	—	13	11	(4)	—	7	2021	—	1.21
Fair value hedges – interest rate risk[3]
Interest rate swaps – Eurobonds	186	131	—	—	—	—	—	2028	—	—
Net investment hedge – foreign exchange risk[4]
Cross-currency and foreign exchange swaps – South African rand investment	2,138	314	—	810	(179)	—	631	2020	17	0.17
	29,372	5,914	327	713	(4,292)	408	(3,171)

At 31 March 2019	Other comprehensive income							Weighted average
				Opening		Gain/(Loss)	Closing
		Carrying	Carrying	balance	(Gain)/Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	Assets	Liabilities	2018	OCI	costs	20191	year	FX rate	rate
	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges – foreign currency risk[2]
Cross-currency and foreign exchange swaps
US dollar bonds	18,444	1,273	83	132	(1,410)	1,099	(179)	2032	1.18	2.56
Australian dollar bonds	736	14	2	(4)	(21)	8	(17)	2024	1.56	0.92
Swiss franc bonds	624	–	43	16	(25)	31	22	2026	1.08	1.26
Pound sterling bonds	2,720	76	112	8	(39)	69	38	2042	0.85	1.95
Hong Kong dollar bonds	233	3	7	15	(23)	21	13	2028	9.08	1.48
Japanese yen bonds	78	1	–	–	(3)	5	2	2037	128.53	2.47
Norwegian krona bonds	241	2	14	(4)	5	–	1	2026	9.15	1.12
Cash flow hedges – foreign currency and interest rate risk[2]
Cross-currency swaps – US dollar bonds	905	33	—	1	(40)	51	12	2023	1.17	1.05
Cash flow hedges – interest rate risk[2]
Interest rate swaps – Euro loans	668	—	17	15	1	(5)	11	2021	—	1.21
Fair value hedges – interest rate risk[3]
Interest rate swaps – Eurobonds	186	117	—	—	—	—	—	2028	—	—
Net investment hedge – foreign exchange risk[4]
Cross-currency and foreign exchange swaps – South African rand investment	1,952	120	3	918	(108)	—	810	2020	14.92	0.08
	26,787	1,639	281	1,097	(1,663)	1,279	713

Notes:

1

Fair value movement deferred into other comprehensive income includes €1,271 million loss (2019: €754 million loss) and €nil (2019: €1 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.

2

For cash flow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was €nil (2019: €nil).

3

The carrying value of the bond includes €85 million loss (2019: €86 million loss) of cumulative fair value adjustment for the hedged interest rate risk. Net ineffectiveness on the fair value hedges, €8 million gain (2019: €2 million loss) is recognised in the income statement. The carrying value of bonds includes an additional €889 million loss (2019: €749 million loss) in relation to fair value of bonds previously designated in fair value hedge relationships.

4	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was €nil (2019: €nil).

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

At 31 March 2020				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative
	Gross amount	Amount set off	balance sheet	counterparties	Cash collateral	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	9,176	—	9,176	(3,556)	(5,292)	328
Derivative financial liabilities	(4,767)	—	(4,767)	3,556	1,115	(96)
Total	4,409	—	4,409	—	(4,177)	232

At 31 March 2019				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative
	Gross amount	Amount set off	balance sheet	counterparties	Cash collateral	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	3,634	—	3,634	(1,549)	(2,011)	74
Derivative financial liabilities	(2,444)	—	(2,444)	1,549	1,081	186
Total	1,190	—	1,190	—	(930)	260

Schedule of reconciliation of assets and liabilities arising from financing activities

		Cash flows			Non-cash changes
Net proceeds/
		(repayments) of	Interest	Net movement in short-
	1 April 2019	borrowings	paid	term borrowings	Net Financing costs[2]	Other[3]	31 March 2020
	€m	€m	€m	€m	€m	€m	€m
Assets and liabilities arising from financing activities[1]	53,609	(6,095)	(2,284)	2,586	(594)	24,938	72,160

		Cash flows			Non-cash changes
Net proceeds/
		(repayments) of	Interest	Net movement in short-
	1 April 2018	borrowings	paid	term borrowings	Net Financing costs[2]	Other[3]	31 March 2019
	€m	€m	€m	€m	€m	€m	€m
Assets and liabilities arising from financing activities[1]	43,013	8,501	(1,297)	(541)	1,958	1,975	53,609

Notes:

1

This balance comprises gross borrowings of €74,718 million (2019: €52,955 million), net derivative financial assets of €4,409 million (2019: €1,190 million) and financial liabilities under put option arrangements previously included within borrowings of €1,850 million (2019: €1,844 million). This balance excludes €nil of other payables in relation to the share buyback programme (2019: €823 million), with cash outflows of €821 million during the year (2019: €475 million).

2

This amount includes interest, fair value and foreign exchange items which impact the income statement or other comprehensive income. Financing costs of €3,549 million (2019: €2,088 million) as disclosed in note 5 “Investment income and financing costs” primarily exclude gains on cash flow hedges of €3,703 million (2019: €276 million) and additionally include foreign exchange and other movements on items such as cash and short-term investments.

3

Includes €15,589 million for the recognition of lease borrowings, principally on transition to IFRS16 on 1 April 2020; €8,302 million for borrowings and derivatives recognised during 2020 on the acquisition of European Liberty Global assets in July 2019; €1,389 million (2019: €1,919 million) for long-term spectrum licence payables; and reclassifications between financial liabilities and other investments.